PUBLIC OFFERING (FY) (Details)	Jun. 13, 2024 $ / shares shares
Initial Public Offering [Member]
PUBLIC OFFERING [Abstract]
Shares issued (in Shares) | shares	8,625,000
Share price (in Dollars per share) | $ / shares	$ 10
Over-Allotment Option [Member]
PUBLIC OFFERING [Abstract]
Shares issued (in Shares) | shares	1,125,000
Share price (in Dollars per share) | $ / shares	$ 10